February 1, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:  Merrill Lynch Bond Fund, Inc.
Post-Effective Amendment No. 29 to the Registration Statement on
     Form N-1A (Securities Act File No. 2-62329, Investment Company
           Act No. 811-02857)

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
     (the "1933 Act"), Merrill Lynch Bond Fund, Inc. (the "Fund") hereby certifies that:

(1)the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement
    on Form N-1A: and

(2)the text of Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 24, 2002.

Very truly yours,

Merrill Lynch Bond Fund, Inc.



______________________
Phillip S. Gillespie
First Vice President